Notes to the consolidated financial statements - Cost of sales (Details) - Operative Expenses [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the Consolidated Statements of Operations
Personnel	€ (113,422)	€ (99,924)	€ (94,655)
Materials	(78,767)	(121,873)	(278,542)
Third-party services	(67,905)	(39,501)	(708,636)
Maintenance and lease	(15,356)	(9,381)	(7,528)
Amortization and depreciation	(27,229)	(26,641)	(17,232)
Impairment of equipment	(8,085)	(24,948)	(22,810)
Other	(8,170)	(17,064)	(14,415)
Total	(335,760)	(353,539)	(1,156,247)
Cost of sales
Notes to the Consolidated Statements of Operations
Personnel	(37,734)	(27,185)	(22,159)
Materials	(59,641)	(88,891)	(46,250)
Third-party services	(9,398)	(32,331)	(139,975)
Maintenance and lease	(2,672)	(2,425)	(2,874)
Amortization and depreciation	(4,850)	(6,295)	(3,992)
Impairment of equipment	(8,085)	(24,948)	(22,810)
Other	(1,986)	(1,918)	(135)
Total	€ (124,366)	€ (183,993)	€ (238,195)